Unrecognized contractual commitments (telecom activities) - Commitments relating to securities (Details) - shares				12 Months Ended
	Apr. 11, 2021	Mar. 27, 2021	May 20, 2009	Dec. 31, 2023	Dec. 31, 2021
Disclosure of unrecognized contractual commitments [line items]
Maximum Period For Some Specific Cap Allowances				10 years
Investec [member] | Orange Tunisie
Disclosure of unrecognized contractual commitments [line items]
Percentage of additional share capital that can be purchased under a call option			1.00%
Number of additional shares over the percentage of additional share capital that can be purchased under a call option			1
Percentage of additional share capital that minority interest may sell to the entity if call option is exercised			15.00%
HIN Consortium [Member] | Orange Concessions [Member]
Disclosure of unrecognized contractual commitments [line items]
Percentage of Capital Sold					50.00%
Warranties Expiration Period, excluding Tax And Fundamental Warranties				3 years
Tax Warranties Expiration Period				60 days
HIN Consortium [Member] | Orange Concessions [Member]
Disclosure of unrecognized contractual commitments [line items]
Percentage of additional share capital that can be purchased under a call option		1.00%
APG Group [Member] | FiberCo Poland [Member]
Disclosure of unrecognized contractual commitments [line items]
Percentage of Capital Sold					50.00%
Tax Warranties Expiration Period				7 years
Fundamental Warranties Expiration Period				6 years
Warranties granted to the APG group in connection with disposal of FiberCo Poland, Expiration Period				18 months
APG Group [Member] | FiberCo Poland [Member]
Disclosure of unrecognized contractual commitments [line items]
Percentage of additional share capital that can be purchased under a call option	1.00%